Property and equipment (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Beginning balance	¥ 53,720	¥ 53,865
Additions	0	271
Disposals		(416)
Ending balance	53,720	53,720
Accumulated depreciation
Beginning balance	5,590	3,041
Depreciation	2,977	2,975
Adjustment		(31)
Disposals		(395)
Ending balance	8,567	5,590
Net book value of assets	45,153	48,130
Motor vehicles [member]
Statement [Line Items]
Beginning balance	579	995
Additions	0	0
Disposals		(416)
Ending balance	579	579
Accumulated depreciation
Depreciation	0	0
Adjustment		(31)
Net book value of assets	29	29
Accumulated depreciation
Balance at the beginning	550	976
Disposal		(395)
Balance at the end	550	550
Office equipment & furniture [Member]
Statement [Line Items]
Beginning balance	1,078	1,039
Additions	0	39
Disposals		0
Ending balance	1,078	1,078
Accumulated depreciation
Depreciation	138	136
Adjustment		0
Net book value of assets	413	551
Accumulated depreciation
Balance at the beginning	527	391
Disposal		0
Balance at the end	665	527
Leasehold improvements [Member]
Statement [Line Items]
Beginning balance	3,923	3,923
Additions	0	0
Disposals		0
Ending balance	3,923	3,923
Accumulated depreciation
Depreciation	553	553
Adjustment		0
Net book value of assets	1,613	2,166
Accumulated depreciation
Balance at the beginning	1,757	1,204
Disposal		0
Balance at the end	2,310	1,757
Property [Member]
Statement [Line Items]
Beginning balance	48,140	47,908
Additions	0	232
Disposals		0
Ending balance	48,140	48,140
Accumulated depreciation
Depreciation	2,286	2,286
Adjustment	0	0
Net book value of assets	43,098	45,384
Accumulated depreciation
Balance at the beginning	2,756	470
Disposal	0	0
Balance at the end	¥ 5,042	¥ 2,756